23 Deferred tax (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax
Asset		£ 1,581	£ 1,690
Liability		(1,581)	(1,690)
Net